Noncontrolling Interests - Reconciliation of Net Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	May. 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2015	May. 31, 2014	May. 31, 2013
Noncontrolling Interest [Abstract]
Net income attributable to Global Payments	$ 65,325	$ 62,568	$ 74,781	$ 75,366	$ 51,625	$ 55,121	$ 73,897	$ 64,643	$ 278,040	$ 245,286	$ 216,125
Net income attributable to nonredeemable noncontrolling interests									31,075	24,666	20,774
Subtotal per statement of changes in equity									309,115	269,952	236,899
Net income attributable to redeemable noncontrolling interest									0	0	1,814
Net income	$ 70,110	$ 69,315	$ 85,256	$ 84,434	$ 58,266	$ 60,121	$ 79,857	$ 71,708	$ 309,115	$ 269,952	$ 238,713